Intangible Assets (Schedule of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets
Cost	$ 2,884.5	$ 2,807.6
Accumulated Amortization	(1,616.5)	(1,468.3)
Net	1,268.0	1,339.3
Customer Relationships [Member]
Intangible Assets
Cost	2,761.7	2,688.8
Accumulated Amortization	(1,600.5)	(1,455.1)
Net	1,161.2	1,233.7
Trademarks [Member]
Intangible Assets
Cost	122.8	118.8
Accumulated Amortization	(16.0)	(13.2)
Net	$ 106.8	$ 105.6